BREAKDOWN OF EXPENSES (Narrative) (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Disclosure of attribution of expenses by nature to their function [abstract]
Selling expenses	$ 177,428	$ 709,010	$ 1,081,478